Offerings - Offering: 1	Sep. 03, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 806,000.00
Amount of Registration Fee	$ 111.31
Offering Note	The fee of $111.3086 was previously paid - Accession No. 0001104659-26-103148.